FIRST HAWAII MUNICIPAL BOND FUND

Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to the Financial Statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to the Financial Statements

FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2000 (Unaudited)

                                                                                       Value
 Par Value                                                                           (Note 1)
 ---------                                                                           --------
                                                     HAWAII MUNICIPAL BONDS (92.26%)
                                                     ----------------------
              Hawaii County
                 General Obligation Bonds (4.36%)
$1,150,000         7.050%,   6/01/01                                               $ 1,166,583
   100,000         6.800%,  12/01/01                                                   100,889
   200,000         7.200%,   6/01/05                                                   202,930
 1,030,000         7.200%,   6/01/06                                                 1,045,090
   300,000         5.600%,   5/01/11                                                   307,875
 1,000,000         5.625%,   5/15/18                                                   997,500
 1,000,000         5.625%,   5/15/19                                                   990,000
                                                                                   -----------
                                                                                     4,810,867
                                                                                   -----------
              Hawaii State
                 General Obligation Bonds (1.16%)
   100,000         7.200%,   9/01/06                                                   102,230
   150,000         7.000%,   6/01/07                                                   150,662
   135,000         6.000%,  10/01/08                                                   142,762
   330,000         7.125%,   9/01/09                                                   337,260
   125,000         7.000%,   6/01/10                                                   125,551
   100,000         7.125%,   9/01/10                                                   102,200
   300,000         6.250%,   1/01/14                                                   316,875
                                                                                   -----------
                                                                                     1,277,540
                                                                                   -----------
                 Airport Systems Revenue Bonds (6.85%)
   500,000         5.125%,   7/01/00                                                   501,210
   150,000         5.800%,   7/01/01                                                   152,250
   345,000         6.300%,   7/01/01                                                   352,331
   200,000         7.000%,   7/01/07                                                   208,750
   175,000         7.000%,   7/01/10                                                   183,312
   385,000         6.900%,   7/01/12                                                   430,238
   510,000         7.000%,   7/01/18                                                   529,125
 1,460,000         7.000%,   7/01/20                                                 1,516,575
 2,500,000         7.500%,   7/01/20                                                 2,562,175
 1,050,000         6.750%,   7/01/21                                                 1,115,100
                                                                                   -----------
                                                                                     7,551,066
                                                                                   -----------
              Department of Budget and Finance Special Purpose Revenue Bonds
                 (Hawaiian Electric Company, Inc.) (8.42%)
 3,000,000         5.750%,  12/01/18                                                 2,981,250
   620,000         7.600%,   7/01/20                                                   635,438
   565,000         6.550%,  12/01/22                                                   579,831
   625,000         6.200%,   5/01/26                                                   634,375
   600,000         5.875%,  12/01/26                                                   594,750
 4,000,000         5.650%,  10/01/27                                                 3,860,000
                                                                                   -----------
                                                                                     9,285,644
                                                                                   -----------
                 (Kapiolani Health Care System) (3.73%)
   400,000         6.300%,   7/01/08                                                   407,500
 1,650,000         6.400%,   7/01/13                                                 1,668,563
   600,000         6.200%,   7/01/16                                                   588,750
 1,185,000         6.000%,   7/01/19                                                 1,118,344
   340,000         6.250%,   7/01/21                                                   325,975
                                                                                   -----------
                                                                                     4,109,132
                                                                                   -----------
                 (Kaiser Permanente) (4.24%)
   850,000         6.500%,   3/01/11                                                   869,125
 3,875,000         6.250%,   3/01/21                                                 3,802,344
                                                                                   -----------
                                                                                     4,671,469
                                                                                   -----------
                 (The Queen's Health Systems) (4.47%)
   300,000         5.200%,   7/01/04                                                   300,375
   250,000         6.125%    7/01/11                                                   262,188
 1,020,000         6.000%,   7/01/20                                                   991,950
   600,000         6.200%,   7/01/22                                                   630,000
 2,735,000         5.750%,   7/01/26                                                 2,529,875
   250,000         5.000%,   7/01/28                                                   218,125
                                                                                   -----------
                                                                                     4,932,513
                                                                                  ------------
                 (Pali Momi Medical Center Project) (3.49%)
 3,120,000         7.600%,   7/01/10                                                 3,295,500
   525,000         7.650%,   7/01/19                                                   554,531
                                                                                   -----------
                                                                                     3,850,031
                                                                                   -----------
                 (St. Francis Medical Center) (2.59%)
 2,765,000         6.500%,   7/01/22                                                 2,851,406
                                                                                   -----------
                 (Wahiawa General Hospital) (2.59%)
 2,915,000         7.500%,   7/01/12                                                 2,860,344
                                                                                   -----------
                 (Wilcox Hospital) (1.88%)
   250,000         4.800%,   7/01/04                                                   233,438
   500,000         4.900%    7/01/05                                                   461,250
   700,000         5.250%,   7/01/13                                                   598,500
   845,000         5.350%,   7/01/18                                                   688,675
   115,000         5.500%,   7/01/28                                                    92,144
                                                                                   -----------
                                                                                     2,074,007
                                                                                   -----------
              Department of Transportation
                 Matson Terminals Inc. (2.44%)
 2,760,000         5.750%,   3/01/13                                                 2,687,550
                                                                                   -----------
              Harbor Capital Improvements Revenue Bonds (3.47%)
   400,000         5.650%,   7/01/02                                                   407,500
   205,000         6.200%,   7/01/03                                                   213,456
   310,000         6.300%,   7/01/04                                                   325,112
   200,000         6.200%,   7/01/08                                                   208,250
   225,000         7.250%,   7/01/10                                                   230,886
   300,000         6.250%,   7/01/15                                                   309,000
   810,000         7.000%,   7/01/17                                                   829,221
   800,000         6.500%,   7/01/19                                                   821,000
   500,000         5.750%,   7/01/29                                                   484,375
                                                                                   -----------
                                                                                     3,828,800
                                                                                   -----------
              Highway Revenue Bonds (2.15%)
   200,000         5.000%,   7/01/09                                                   197,750
   150,000         5.000%,   7/01/11                                                   146,250
 1,000,000         5.600%,   7/01/14                                                 1,007,500
 1,100,000         5.000%,   7/01/16                                                 1,018,875
                                                                                   -----------
                                                                                     2,370,375
                                                                                   -----------
              Housing Authority Single Family
                 Mortgage Purpose Revenue Bonds (7.92%)
   405,000         7.000%,   7/01/11                                                   419,681
   100,000         5.700%,   7/01/13                                                   100,500
   555,000         6.900%,   7/01/16                                                   574,425
   215,000         6.750%,   7/01/20                                                   220,644
   540,000         7.100%,   7/01/24                                                   556,875
 2,235,000         5.900%,   7/01/27                                                 2,215,444
 2,250,000         5.900%,   7/01/27                                                 2,247,187
    25,000         7.800%,   7/01/29                                                    25,312
 2,500,000         5.750%,   7/01/30                                                 2,368,750
                                                                                   -----------
                                                                                     8,728,818
                                                                                   -----------
              Department of Hawaiian Homelands (2.30%)
  1,355,000        4.100%,   7/01/07                                                 1,229,663
  1,465,000        4.250%,   7/01/09                                                 1,307,513
                                                                                   -----------
                                                                                     2,537,176
                                                                                   -----------
              Housing Authority Multi-Family
                 Mortgage Purpose Revenue Bonds (3.81%)
   200,000         4.800%,   1/01/01                                                   200,562
   205,000         4.800%,   7/01/01                                                   205,769
   210,000         4.900%,   1/01/02                                                   209,738
   215,000         4.900%,   7/01/02                                                   215,269
 1,000,000         5.700%,   7/01/18                                                   983,750
 2,365,000         6.100%,   7/01/30                                                 2,382,738
                                                                                   -----------
                                                                                     4,197,826
                                                                                   -----------
              Kapolei State Office Building (1.31%)
 1,000,000         5.000%,   5/01/16                                                   932,500
   555,000         5.000%,   5/01/18                                                   508,519
                                                                                   -----------
                                                                                     1,441,019
                                                                                   -----------
              Public Housing Authority Bonds (0.40%)
   185,000         5.750%,   8/01/00                                                   186,089
   250,000         5.750%,   8/01/04                                                   253,340
                                                                                   -----------
                                                                                       439,429
                                                                                   -----------
              University Faculty Housing (2.78%)
    90,000         4.350%,  10/01/00                                                    90,150
   330,000         4.450%,  10/01/01                                                   330,000
   345,000         4.550%,  10/01/02                                                   344,569
   800,000         5.650%,  10/01/16                                                   807,000
 1,500,000         5.700%,  10/01/25                                                 1,492,500
                                                                                   -----------
                                                                                     3,064,219
                                                                                   -----------
              University of Hawaii - Revenue Bonds (0.55%)
   100,000         5.450%,  10/01/06                                                   102,375
   500,000         5.700%,  10/01/17                                                   501,875
                                                                                   -----------
                                                                                       604,250
                                                                                   -----------
              Honolulu City and County
                 Board of Water Supply (1.33%)
   200,000         5.000%,   7/01/04                                                   201,250
   500,000         5.800%,   7/01/16                                                   507,500
   750,000         5.800%,   7/01/21                                                   753,750
                                                                                   -----------
                                                                                     1,462,500
                                                                                   -----------
                 Waste and Water System (3.27%)
 1,000,000         4.750%,   7/01/18                                                   886,250
 1,000,000         5.250%,   7/01/18                                                   946,250
 2,000,000         5.000%,   7/01/23                                                 1,772,500
                                                                                   -----------
                                                                                     3,605,000
                                                                                   -----------
                 General Obligation Bonds (5.06%)
   100,000         7.300%,   7/01/03                                                   107,375
   375,000         6.700%,   8/01/05                                                   389,062
   200,000         7.350%,   7/01/06                                                   225,250
   300,000         6.900%,  12/01/06                                                   308,375
   200,000         7.100%,   6/01/07                                                   202,884
   820,000         6.700%,   8/01/08                                                   850,750
   985,000         6.700%,   8/01/09                                                 1,021,938
   525,000         6.700%,   8/01/10                                                   544,687
   250,000         7.150%,   6/01/11                                                   253,623
   725,000         6.700%,   8/01/11                                                   752,188
   105,000         5.500%,   9/01/16                                                   109,725
   930,000         5.000%,   4/01/24                                                   817,237
                                                                                   -----------
                                                                                     5,583,094
                                                                                   -----------
                 Halawa Business Park (0.85%)
   170,000         6.300%,  10/15/00                                                   171,532
   370,000         6.500%,  10/15/02                                                   382,025
   365,000         6.600%,  10/15/03                                                   380,513
                                                                                   -----------
                                                                                       934,070
                                                                                   -----------
                 Housing Authority Multi-Family
                   Mortgage Purpose Revenue Bonds
                   (Hale Pauahi) (0.30%)
   320,000         6.800%,   7/01/28                                                   339,200
                                                                                  ------------
                   (Waipahu Project) (1.12%)
 1,200,000         6.900%,   6/20/35                                                 1,239,000
                                                                                   -----------
              Kauai County
                 General Obligation Bonds (3.84%)
   300,000         5.100%,   2/01/01                                                   302,262
   410,000         5.850%,   8/01/07                                                   429,987
 1,280,000         5.850%,   8/01/07                                                 1,342,400
   250,000         5.900%,   2/01/10                                                   259,063
   250,000         5.900%,   2/01/11                                                   258,125
   295,000         5.900%,   2/01/12                                                   304,956
   595,000         6.250%,   8/01/19                                                   619,544
   695,000         6.250%,   8/01/22                                                   719,325
                                                                                   -----------
                                                                                     4,235,662
                                                                                   -----------
              Housing Authority Paanau Project (1.52%)
 1,815,000         7.250%,   4/01/12                                                 1,676,606
                                                                                   -----------

              Maui County
                 General Obligation Bonds (3.08%)
   740,000         8.000%,   1/01/01                                                   759,899
   250,000         6.800%,  12/01/05                                                   256,820
   175,000         6.800%,  12/01/08                                                   179,774
   250,000         5.700%,   1/01/09                                                   255,107
   735,000         5.750%,   1/01/12                                                   750,273
   235,000         5.750%,   6/01/13                                                   240,287
   500,000         5.300%,   9/01/14                                                   491,875
   500,000         5.000%,   9/01/17                                                   466,250
                                                                                   -----------
                                                                                     3,400,285
                                                                                   -----------
                 Water System Revenue (0.98%)
   355,000         5.850%,  12/01/00                                                   359,072
   300,000         6.500%,  12/01/06                                                   312,000
   400,000         6.600%,  12/01/07                                                   416,500
                                                                                   -----------
                                                                                     1,087,572
                                                                                   -----------
                      Total Hawaii Municipal Bonds                                 101,736,470
                                                                                   -----------

                                                   PUERTO RICO MUNICIPAL BONDS (5.65%)
                                                   ---------------------------
              Puerto Rico Commonwealth
                 Electric Power Authority Revenue Bonds (0.29%)
   300,000         6.250%,   7/01/17                                                   315,375
                                                                                   -----------
                 General Obligation Bonds (1.91%)
   250,000         6.250%,   7/01/10                                                   260,000
   100,000         6.250%,   7/01/10                                                   104,500
   250,000         7.250%,   7/01/10                                                   256,905
   750,000         6.450%,   7/01/17                                                   810,938
   100,000         7.300%,   7/01/20                                                   102,774
   300,000         6.500%,   7/01/23                                                   325,125
   250,000         5.750%,   7/01/24                                                   251,250
                                                                                   -----------
                                                                                     2,111,492
                                                                                   -----------
                 Highway and Transportation Authority (0.97%)
   225,000         6.750%,   7/01/05                                                   230,978
   200,000         7.750%,   7/01/10                                                   205,782
   630,000         6.000%,   7/01/20                                                   632,993
                                                                                   -----------
                                                                                     1,069,753
                                                                                   -----------
                 Housing Finance Corp.
                   Multi-Family Mortgage Revenue Bonds (0.52%)
   175,000         7.500%,  10/01/15                                                   178,937
   390,000         7.500%,   4/01/22                                                   398,775
                                                                                   -----------
                                                                                       577,712
                                                                                   -----------
                   Single-Family Mortgage Revenue Bonds (0.24%)
    25,000         7.650%,  10/15/22                                                    25,673
   235,000         6.250%,   4/01/29                                                   239,994
                                                                                   -----------
                                                                                       265,667
                                                                                   -----------
                 Industrial, Medical and Environmental Pollution Control
                   (Abbott Laboratories) (0.27%)
   300,000         6.500%,   7/01/09                                                   301,443
                                                                                   -----------
                   (Hospital Auxilio Mutuo Obligation) (0.42%)
   440,000         6.250%,   7/01/24                                                   453,200
                                                                                   -----------
                   (Pila Hospital Project) (0.42%)
   455,000         6.250%,   8/01/32                                                   461,256
                                                                                   -----------
                 Public Building Authority
                   Health Facilities and Services (0.61%)
   665,000         5.750%,   7/01/15                                                   672,481
                                                                                   -----------
                   Total Puerto Rico Municipal Bonds                                 6,228,379
                                                                                   -----------

                                                 VIRGIN ISLANDS MUNICIPAL BONDS (0.11%)
                                                 ------------------------------
              Virgin Islands
                 Public Finance Authority, Series A (0.11%)
  100,000          7.300%,  10/01/18                                                   119,750
                                                                                   -----------
                   Total Virgin Islands Municipal Bonds                                119,750
                                                                                   -----------
                   Total Investments (Cost $109,015,410) (a)      98.02%           108,084,599
                   Other Assets Less Liabilities                   1.98%             2,187,191
                                                               --------            -----------
                   Net Assets                                    100.00%           110,271,790
                                                                 ======           ============

              (a)  Aggregate cost for federal income tax purposes is $109,015,410.

              At March 31, 2000, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                 Gross unrealized appreciation                                      $1,375,173
                 Gross unrealized depreciation                                      (2,305,984)
                                                                                    ----------
                 Net unrealized depreciation                                        $ (930,811)
                                                                                    ==========

See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2000 (Unaudited)

                                                                                        Value
Par Value                                                                             (Note 1)
---------                                                                             --------
                                                     HAWAII MUNICIPAL BONDS (96.27%)
                                                     ----------------------
              Hawaii County
                 General Obligation Bonds (2.23%)
 $100,000          6.800%,  12/01/01                                                 $ 100,889
                                                                                     ---------
              Hawaii State
                 General Obligation Bonds (5.73%)
  100,000          5.500%,   7/01/01                                                   101,000
  150,000          5.900%,  10/01/06                                                   157,875
                                                                                     ---------
                                                                                       258,875
                                                                                     ---------
                 Airport Systems Revenue Bonds (8.12%)
  105,000          6.400%,   7/01/02                                                   108,675
  250,000          5.700%,   7/01/07                                                   258,438
                                                                                     ---------
                                                                                       367,113
                                                                                     ---------
                 Department of Budget and Finance
                   Special Purpose Revenue Bonds
                   (Kapiolani Health Care Systems) (4.37%)
  200,000          5.500%,   7/01/05                                                   197,750
                                                                                     ---------
                   (The Queen's Health Systems) (4.43%)
  200,000          5.200%,   7/01/04                                                   200,250
                                                                                     ---------
                   (St. Francis Medical Center) (4.55%)
  200,000          6.000%,   7/01/02                                                   205,500
                                                                                     ---------
                   (Wilcox Hospital) (5.16%)
  250,000          4.800%    7/01/04                                                   233,438
                                                                                     ---------
              Harbor Capital Improvements Revenue Bonds (4.52%)
  100,000          5.650%,   7/01/02                                                   101,875
  100,000          5.850%,   7/01/02                                                   102,625
                                                                                     ---------
                                                                                       204,500
                                                                                     ---------
              Highway and Transportation Authority (6.13%)
  275,000          5.000%,   7/01/06                                                   277,062
                                                                                     ---------
              Housing Authority
                   Single Family Mortgage Purpose Revenue Bonds (6.57%)
  300,000          4.800%,   7/01/07                                                   297,000
                                                                                     ---------
                   Public Housing Authority Bonds (4.45%)
  200,000          5.750%,   8/01/00                                                   201,178
                                                                                     ---------
                   University Faculty Housing (5.10%)
  230,000          4.350%,  10/01/00                                                   230,384
                                                                                     ---------
                   University of Hawaii (4.08%)
                   University Revenue Bonds
  180,000          5.450%,  10/01/06                                                   184,275
                                                                                     ---------

              Honolulu City and County
                 Board of Water Supply (4.45%)
  200,000          5.000%,   7/01/04                                                   201,250
                                                                                     ---------
                 General Obligation Bonds (2.23%)
  100,000          5.000%,  10/01/02                                                   100,875
                                                                                     ---------
                 Halawa Business Park (4.46%)
  200,000          6.300%,  10/15/00                                                   201,802
                                                                                     ---------
              Kauai County
                 General Obligation Bonds (4.34%)
  100,000          4.400%,   8/01/03                                                    98,375
  100,000          4.550%,   8/01/05                                                    97,750
                                                                                     ---------
                                                                                       196,125
                                                                                     ---------
              Maui County
                 General Obligation Bonds (10.74%)
  190,000          8.000%,   1/01/01                                                   195,109
  300,000          4.650%,   3/01/07                                                   290,625
                                                                                     ---------
                                                                                       485,734
                                                                                     ---------
                 Water System Revenue (4.61%)
  100,000          6.600%,  12/01/07                                                   104,125
  100,000          6.700%,  12/01/11                                                   104,250
                                                                                     ---------
                                                                                       208,375
                                                                                     ---------
                      Total Hawaii Municipal Bonds                                   4,352,375
                                                                                     ---------

                                                   PUERTO RICO MUNICIPAL BONDS (1.60%)
                                                   ---------------------------
                 Housing Finance Corp.
                   Single Family Mortgage Revenue Bonds (1.60%)
   70,000          6.150%,   8/01/03                                                    72,012
                                                                                     ---------
                     Total Puerto Rico Municipal Bonds                                  72,012
                                                                                     ---------
                     Total Investments (Cost $4,452,410) (a)          97.87%         4,424,387
                   Other Assets Less Liabilities                       2.13%            96,397
                                                                     ------          ---------
                   Net Assets                                        100.00%         4,520,784
                                                                     ======          =========

              (a)Aggregate cost for federal income tax purposes is $4,452,410.

                 At March 31, 2000, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                   Gross unrealized appreciation                                       $29,417
                   Gross unrealized depreciation                                       (57,440)
                                                                                       -------
                     Net unrealized depreciation                                      $(28,023)
                                                                                      ========

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2000 (Unaudited)

                                                                Municipal       Intermediate
                                                                  Bond           Municipal
                                                                  Fund             Fund
                                                              ------------      -------------
ASSETS
   Investments at market value
      (Identified cost $109,015,410 and $4,452,410,
       respectively) (Note 1 (A))                               $108,084,599       $4,424,387
   Cash                                                            1,137,143           31,559
   Interest receivable                                             1,780,690           68,437
   Subscriptions receivable                                           84,908              600
   Other assets                                                        1,284            1,557
                                                                ------------       ----------
        Total assets                                             111,088,624        4,526,540
                                                                ------------       ----------

LIABILITIES
   Payable for investment securities purchased                       501,391              -
   Distributions payable                                             169,247            3,672
   Redemptions payable                                                23,929              -
   Advisory fee payable                                               46,589            2,084
   Other liabilities                                                  75,678              -
                                                                ------------       ----------
        Total liabilities                                            816,834            5,756
                                                                ------------       ----------

NET ASSETS
   (Applicable to 10,509,398 and 907,579 shares outstanding,
    $.01 par value, 20,000,000 shares authorized)               $110,271,790       $4,520,784
                                                                ============       ==========

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE
   ($110,271,790 / 10,509,398 shares)                                 $10.49
                                                                      ======
       ($4,520,784 / 907,579 shares)                                                    $4.98
                                                                                        =====

NET ASSETS
   At March 31, 2000, net assets consisted of:
      Paid-in capital                                           $111,651,436       $4,545,259
      Accumulated net realized gain (loss) on investments           (448,835)           3,548
      Net unrealized depreciation of investments                    (930,811)         (28,023)
                                                                ------------       ----------
                                                                $110,271,790       $4,520,784
                                                                ============       ==========

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2000 (Unaudited)

                                                                   Municipal      Intermediate
                                                                    Bond           Municipal
                                                                    Fund            Fund
                                                                ------------      ------------
INVESTMENT INCOME
   Interest income                                               $ 3,267,357        $128,009
                                                                 -----------        --------

   Expenses
      Management fee (Note 2)                                        281,542          13,418
      Distribution costs (Notes 2 and 3)                              84,463           1,862
      Transfer agent fees (Note 2)                                    33,912           1,610
      Shareholder services (Note 2)                                   56,309             -
      Administration fee                                              10,122             483
      Accounting fees                                                 18,760             -
      Legal and audit fees                                            11,833           2,736
      Printing                                                         5,758             -
      Miscellaneous                                                    5,615             -
      Portfolio pricing fee                                           13,855           1,423
      Custodian fees                                                   8,905           1,478
      Insurance                                                        2,815             537
      Registration fees                                                2,943             -
      Directors fees                                                      79            -
                                                                 -----------        --------
      Total expenses                                                 536,911          23,547
      Fee reductions (Note 4)                                        (30,481)         (2,901)
                                                                  ----------        --------
      Net expenses                                                   506,430          20,646
                                                                 -----------        --------
        Net investment income                                      2,760,927         107,363
                                                                 -----------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain (loss) from security transactions              (200,738)          3,548
   Change in unrealized depreciation of investments               (1,875,190)        (58,102)
                                                                 -----------        --------
        Net loss on investments                                   (2,075,928)        (54,554)
                                                                 -----------        --------

Net increase in net assets resulting
   from operations                                               $   684,999        $ 52,809
                                                                 ===========        ========

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                 For The Six
                                                                Months Ended       Year Ended
                                                               March 31, 2000     September 30,
                                                                 (Unaudited)           1999
                                                              ---------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
      Net investment income                                     $  2,760,927      $ 5,730,819
      Net realized gain (loss) on investments                       (200,738)          26,191
      Change in unrealized depreciation of investments            (1,875,190)      (5,909,543)
                                                                ------------      -----------
        Net increase (decrease) in net assets resulting
           from operations                                           684,999         (152,533)

   Distributions to shareholders from:
      Net investment income
        ($0.26 and $0.55 per share, respectively)                 (2,760,927)      (5,730,819)

   Capital share transactions (a)
      Increase (decrease) in net assets resulting from
        capital share transactions                                (4,101,206)       9,986,554
                                                                ------------      -----------

           Total increase (decrease) in net assets                (6,177,134)       4,103,202

NET ASSETS
   Beginning of period                                           116,448,924      112,345,722
                                                                ------------     ------------
   End of period                                                $110,271,790     $116,448,924
                                                                ============     ============

(a)  Summary of capital share activity follows:

                                         For The Six Months Ended
                                              March 31, 2000                 Year Ended
                                                (Unaudited)               September 30, 1999
                                         ------------------------     ------------------------
                                           Shares        Value          Shares        Value
                                           ------        -----          ------        -----
     Shares sold                            519,244   $ 5,437,866      1,881,327  $ 20,588,320
     Shares issued on reinvestment
        of distributions                    179,012     1,868,250        335,571     3,925,201
                                         ----------   -----------     ----------  ------------
                                            698,256     7,306,116      2,216,898    24,513,521
     Shares redeemed                     (1,094,163)  (11,407,322)    (1,339,933)  (14,526,967)
                                         ----------   -----------     ----------  ------------
        Net increase (decrease)            (395,907)  $(4,101,206)       876,965  $  9,986,554
                                         ==========   ===========     ==========  ============

See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                 For The Six
                                                                Months Ended       Year Ended
                                                               March 31, 2000     September 30,
                                                                 (Unaudited)         1999
                                                              ---------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
      Net investment income                                       $  107,363      $  247,821
      Net realized gain on investments                                 3,548           5,108
      Change in unrealized depreciation of investments               (58,102)       (159,764)
                                                                  ----------      ----------
        Net increase in net assets resulting from operations          52,809          93,165

   Distributions to shareholders from
      Net investment income
        ($0.10 and $0.22 per share, respectively)                   (107,363)       (247,821)
      Capital gains
        ($0.01 and $0.01 per share, respectively)                     (3,813)         (7,321)

   Capital share transactions (a)
      Decrease in net assets resulting from
        capital share transactions                                  (913,881)       (256,438)
                                                                ------------      ----------
        Total decrease in net assets                                (972,248)       (418,415)

NET ASSETS
   Beginning of period                                             5,493,032       5,911,447
                                                                  ----------      ----------
   End of period                                                  $4,520,784      $5,493,032
                                                                  ==========      ==========

(a)  Summary of capital share activity follows:

                                            For The Six Months Ended
                                                 March 31, 2000                Year Ended
                                                   (Unaudited)              September 30, 1999
                                              ---------------------      ---------------------
                                               Shares       Value         Shares       Value
                                               ------       -----         ------       -----
     Shares sold                               240,783  $ 1,201,408       342,050  $ 1,749,232
     Shares issued on reinvestment
        of distributions                        18,827       93,986        43,853      224,588
                                             ---------  -----------     ---------  -----------
                                               259,610    1,295,394       385,903    1,973,820
     Shares redeemed                          (443,340)  (2,209,275)     (435,722)  (2,230,258)
                                             ---------  -----------     ---------  -----------
        Net decrease                          (183,730) $  (913,881)      (49,819) $  (256,438)
                                             =========  ===========     =========  ===========

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                       For The Six
                                      Months Ended             Years Ended September 30,
                                     March 31, 2000 ---------------------------------------------------
                                       (Unaudited)    1999       1998       1997       1996       1995
                                                      ----       ----       ----       ----       ----
Net asset value
   Beginning of period                    $10.68     $11.23     $11.10     $10.89     $10.84     $10.62
                                          ------     ------     ------     ------     ------     ------
Income from investment operations
   Net investment income                     .26        .55        .55        .54        .55        .55
   Net gain (loss) on securities
     (both realized and unrealized)         (.19)      (.55)       .13        .21        .05        .31
                                          ------      -----     ------      -----     ------     ------
     Total from investment operations        .07        -          .68        .75        .60        .86
                                          ------        ---     ------      -----     ------     ------
Less distributions
   Dividends from net investment income     (.26)      (.55)      (.55)      (.54)      (.55)      (.55)
   Distributions from capital gains          -          -          -         -          -          (.09)
                                           -----       ----      -----       ----       ----     ------
       Total distributions                  (.26)      (.55)      (.55)      (.54)      (.55)      (.64)
                                          ------      -----     ------       ----     ------     ------
   End of period                          $10.49     $10.68     $11.23     $11.10     $10.89     $10.84
                                          ======     ======     ======     ======     ======     ======

Total return                                 .67%      (.07)%     6.28%      7.09%      5.62%      8.42%
Ratios/Supplemental Data
   Net assets, end of period (in 000's) $110,272   $116,449   $112,346   $106,380    $54,165    $51,131
   Ratio of expenses to
    average net assets
     Before expense reimbursements           .94%(a)    .94%       .89%       .98%       .98%      1.00%
     After expense reimbursements            .94%(a)(b) .94%(b)    .89%(b)    .98%(b)    .98%(b)    .97%(b)
   Ratio of net investment income to
    average net assets
     Before expense reimbursements          4.85%(a)   4.88%      4.90%      4.99%      5.03%      5.19%
     After expense reimbursements           4.85%(a)   4.88%      4.90%      4.99%      5.03%      5.22%
Portfolio turnover                          2.88%     10.83%      7.35%      3.21%     15.16%     17.08%

(a) Annualized

(b)	Ratios of expenses to average net assets after the reduction of custodian fees under a custodian arrangement were .90% .for the six months ended March 31, 2000 and .87%, .85%, .94%, .95% and .95% for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively.

See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)
                                       For The Six
                                      Months Ended
                                     March 31, 2000                   Years Ended September 30,
                                                     --------------------------------------------------
                                       (Unaudited)    1999       1998       1997       1996       1995
                                                      ----       ----       ----       ----       ----
Net asset value
  Beginning of period                      $5.03      $5.18     $ 5.15      $5.12     $ 5.14     $ 4.99
                                           -----      -----     ------      -----     ------     ------
Income from investment operations
  Net investment income                      .10        .22        .22        .22        .22        .23
  Net gain (loss) on securities
   (both realized and unrealized)           (.04)      (.14)       .04        .04       (.02)       .15
                                           -----      -----     ------      -----     ------     ------
    Total from investment operations         .06        .08        .26        .26        .20        .38
                                           -----      -----     ------      -----     ------     ------
Less distributions
  Dividends from net investment income      (.10)      (.22)      (.22)      (.22)      (.22)      (.23)
  Distributions from capital gains          (.01)      (.01)      (.01)      (.01)       -         -
                                           -----      ------    ------      -----       ----      --
    Total distributions                     (.11)      (.23)      (.23)      (.23)      (.22)      (.23)
                                           -----      -----     ------      -----     ------     ------
  End of period                            $4.98      $5.03     $ 5.18      $5.15     $ 5.12     $ 5.14
                                           =====      =====     ======      =====     ======     ======

Total return                                1.17%      1.51%      5.08%      5.17%      3.95%      7.86%
Ratios/Supplemental Data
  Net assets, end of period (in 000's)    $4,521     $5,493     $5,911     $6,402     $6,624     $4,760
  Ratio of expenses to
   average net assets
    Before expense reimbursements            .87%(a)    .98%      1.49%      1.43%      1.50%      1.90%
    After expense reimbursements             .87%(a)(b) .89%(b)    .85%(b)    .86%(b)    .84%(b)    .66%(b)
  Ratio of net investment income to
   average net assets
    Before expense reimbursements           3.87%(a)   4.07%      3.53%      3.67%      3.66%      3.39%
    After expense reimbursements            3.87%(a)   4.18%      4.17%      4.24%      4.32%      4.63%
Portfolio turnover                          3.97%      3.32%     14.57%     17.36%     17.76%     10.04%

(a) Annualized

(b)	Ratios of expenses to average net assets after the reduction of custodian fees under a custodian arrangement were .77%, for the six months ended March 31, 2000 and .75%, .73%, .75%, .75% and .64% and for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively.

See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2000 (Unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund (“Funds”) are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

The investment objective of the Funds is to provide investors with the maximum level of income exempt from federal and Hawaii income taxes consistent with the preservation of capital. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

The Funds are subject to the risk of price fluctuation of the municipal securities held in their portfolios which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities’ yield, and general economic and interest rate conditions.

Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

           (A) SECURITY VALUATION

Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

           (B) FEDERAL INCOME TAXES

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required. At September 30, 1999, the First Hawaii Municipal Bond Fund had an unused capital loss carryforward of approximately $218,123 of which $189,123 expires in 2004 and $29,000 expires in 2005.

           (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. Distributions to shareholders are declared daily and reinvested or paid in cash monthly. Premiums and discounts are amortized in accordance with income tax regulations.

(2) INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

First Pacific Management Corporation (“FPMC”) provides the Funds with management and administrative services pursuant to a management agreement. In accordance with the terms of the management agreement, FPMC receives compensation at the annual rate of .50% of each Fund’s average daily net assets.

The Funds’ distributor, First Pacific Securities, Inc. (“FPS”), a wholly-owned subsidiary of FPMC, received $84,463 and $1,862 for costs incurred in connection with the sale of shares of First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund, respectively (See Note 3).

First Pacific Recordkeeping, Inc. (“FPR”), a wholly-owned subsidiary of FPMC, serves as the transfer agent for the Funds. FPR also provides the First Hawaii Municipal Bond Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Funds’ directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of average daily net assets.

(3) DISTRIBUTION COSTS

The Funds’ Board of Directors, including a majority of the Directors who are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds’ average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds.

(4) PURCHASES AND SALES/CUSTODY OF SECURITIES

Purchases and sales of securities aggregated $3,176,152 and $6,928,367 respectively for the First Hawaii Municipal Bond Fund. Purchases and sales of securities for the First Hawaii Intermediate Municipal Fund aggregated $200,000 and $865,000, respectively. Under an agreement with the Custodian Bank, custodian fees are reduced by credits for cash balances. During the six months ended March 31, 2000, such reductions amounted to $30,481 of which $8,905, $7,721, and $13,855 were used to pay custody fees, accounting fees and pricing fees, respectively, and $2,901 of which $1,478, and $1,423 were used to pay custody fees and pricing fees, respectively, for the First Hawaii Municipal Bond Fund and the First Hawaii Intermediate Municipal Fund, respectively.